Segment Reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net revenues
Total net revenues	¥ 3,471,263		¥ 4,088,473	¥ 4,082,884
Operating costs and expenses
Total operating costs and expenses	(3,045,520)		(3,815,337)	(4,091,350)
Income (loss) from operations
Total income from operations	425,743		273,136	(8,466)
USD
Net revenues
Total net revenues | $		$ 504,874
Operating costs and expenses
Total operating costs and expenses | $		(442,952)
Income (loss) from operations
Total income from operations | $		$ 61,922
Agency Segment [Member]
Net revenues
Total net revenues	3,143,873		3,780,217	3,746,471
Operating costs and expenses
Total operating costs and expenses	(2,614,593)		(3,408,499)	(3,667,004)
Income (loss) from operations
Total income from operations	529,280		371,718	79,467
Agency Segment [Member] | USD
Net revenues
Total net revenues	457,257
Operating costs and expenses
Total operating costs and expenses	(380,276)
Income (loss) from operations
Total income from operations	76,981
Claims Adjusting Segment [Member]
Net revenues
Total net revenues	327,390		308,256	336,413
Operating costs and expenses
Total operating costs and expenses	(316,899)		(308,321)	(306,804)
Income (loss) from operations
Total income from operations	10,491		(65)	29,609
Claims Adjusting Segment [Member] | USD
Net revenues
Total net revenues	47,617
Operating costs and expenses
Total operating costs and expenses	(46,091)
Income (loss) from operations
Total income from operations	1,526
Other Segments [Member]
Operating costs and expenses
Total operating costs and expenses	(114,028)		(98,517)	(117,542)
Income (loss) from operations
Total income from operations	(114,028)		¥ (98,517)	¥ (117,542)
Other Segments [Member] | USD
Operating costs and expenses
Total operating costs and expenses	(16,585)
Income (loss) from operations
Total income from operations	¥ (16,585)